Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 3,958	$ 3,069	$ 2,792